Business Combinations - Summary of Major Class of Consideration Transferred At Fair Value As of Acquisition Date (Detail)	12 Months Ended
	Dec. 31, 2022 EUR (€)	Jan. 27, 2022 EUR (€)	Dec. 31, 2021 EUR (€)	Oct. 14, 2021 EUR (€)	Apr. 16, 2021 EUR (€)
Disclosure Of Detailed Information About Major Class Of Consideration Transferred At Fair Value As Of Acquisition Date [Line Items]
Shares issued at fair value	13,149,000	50,969,088
Dividends paid to previous shareholders	€ 1,961,000
Liabilities assumed	2,881,000
Deferred consideration	13,200,000
Cash paid	21,365,000		€ 21,365,000
Purchase consideration transferred	€ 52,556,000
Verno Holdings Limited
Disclosure Of Detailed Information About Major Class Of Consideration Transferred At Fair Value As Of Acquisition Date [Line Items]
Shares issued at fair value					21,421,000
Cash paid					€ 1,103,000
Purchase consideration transferred					€ 22,524,000
Raging River Trading Proprietary Limited
Disclosure Of Detailed Information About Major Class Of Consideration Transferred At Fair Value As Of Acquisition Date [Line Items]
Shares issued at fair value	13,149,000
Dividends paid to previous shareholders	€ 1,961,000
Cash paid	2,103,000		2,103,000
Purchase consideration transferred	17,213,000
Webhost Limited
Disclosure Of Detailed Information About Major Class Of Consideration Transferred At Fair Value As Of Acquisition Date [Line Items]
Cash paid	2,900,000		2,900,000
Purchase consideration transferred	2,900,000
Partner Media Limited
Disclosure Of Detailed Information About Major Class Of Consideration Transferred At Fair Value As Of Acquisition Date [Line Items]
Cash paid	700,000		700,000
Purchase consideration transferred	700,000
Buffalo Partners Limited
Disclosure Of Detailed Information About Major Class Of Consideration Transferred At Fair Value As Of Acquisition Date [Line Items]
Cash paid	2,515,000		2,515,000
Purchase consideration transferred	2,515,000
Digiproc Consolidated Limited
Disclosure Of Detailed Information About Major Class Of Consideration Transferred At Fair Value As Of Acquisition Date [Line Items]
Cash paid	9,200,000		9,200,000
Purchase consideration transferred	9,200,000
Raichu Investments Proprietary Limited
Disclosure Of Detailed Information About Major Class Of Consideration Transferred At Fair Value As Of Acquisition Date [Line Items]
Liabilities assumed	2,881,000
Cash paid	1,497,000		1,497,000
Purchase consideration transferred	4,378,000
Smart Business Solutions S.A.
Disclosure Of Detailed Information About Major Class Of Consideration Transferred At Fair Value As Of Acquisition Date [Line Items]
Cash paid	8,000		8,000
Purchase consideration transferred	8,000
TheSpike.GG
Disclosure Of Detailed Information About Major Class Of Consideration Transferred At Fair Value As Of Acquisition Date [Line Items]
Cash paid	242,000		242,000	€ 200,000
Purchase consideration transferred	242,000
Red Interactive Limited
Disclosure Of Detailed Information About Major Class Of Consideration Transferred At Fair Value As Of Acquisition Date [Line Items]
Cash paid	2,200,000		2,200,000
Purchase consideration transferred	2,200,000
Haber Investments Limited 1
Disclosure Of Detailed Information About Major Class Of Consideration Transferred At Fair Value As Of Acquisition Date [Line Items]
Deferred consideration	13,200,000
Cash paid			€ 0
Purchase consideration transferred	€ 13,200,000